Financial risk management - Maximum exposure to credit risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		₩ 1,005,061,068	₩ 956,791,920
Due from banks and loans at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	501,633,507	487,523,988
Due from banks and loans at amortized cost | Retail
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	208,308,298	199,809,576
Due from banks and loans at amortized cost | Government/Public sector/ Central bank
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	26,417,332	27,228,308
Due from banks and loans at amortized cost | Corporations
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	226,554,125	218,713,457
Deposits and loans at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	1,456,116	1,915,396
Deposits and loans at FVTPL | Corporations
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	1,286,144	1,780,787
Securities at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		71,727,860	67,134,121
Securities at FVOCI
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		101,282,906	92,016,210
Securities at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[2]	31,944,368	33,315,999
Derivative assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		7,153,950	10,279,257
Other financial assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[2],[3]	43,323,340	23,116,960
Guarantee contracts
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		26,221,968	22,509,195
Loan commitments and other credit liabilities
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk		220,317,053	218,980,794
Banks | Due from banks and loans at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	12,658,709	14,058,051
Banks | Deposits and loans at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1]	169,972	134,609
Card receivable | Due from banks and loans at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	[1],[2]	₩ 27,695,043	₩ 27,714,596

[1]	Classified as similar credit risk group based on calculation of the BIS ratio under new Basel Capital Accord (Basel III).
[2]	The maximum exposure amounts for due from banks, loans, securities at amortized cost and other financial assets at amortized cost are the net carrying amount after deducting the allowance for credit losses.
[3]	Other financial assets mainly comprise of accounts receivable, accrued income, deposits, domestic exchange settlement debit and suspense payments.